Consolidated Statement of Stockholders' Equity (USD $)	Ordinary Shares	Paid-In Capital	Accumulated Other Comprehensive Income (Loss) [Member]	Cumulative Deficit	Total
Paid-in Capital, beginning balance at Dec. 31, 2009		$ 21,674
Cumulative Deficit, beginning balance at Dec. 31, 2009				(988)
Ordinary Shares, beginning value at Dec. 31, 2009	7,500
Ordinary Shares, beginning amount at Dec. 31, 2009	7,500,000
Net Income (Loss)				(1,250)
Foreign Currency Translation			2,299
Paid-in Capital, ending balance at Dec. 31, 2010		21,674			21,674
Cumulative Deficit, ending balance at Dec. 31, 2010				(2,238)	(2,238)
Ordinary Shares, ending value at Dec. 31, 2010	7,500				7,500
Ordinary Shares, ending amount at Dec. 31, 2010	7,500,000
Net Income (Loss)				109,772	109,772
Foreign Currency Translation			(8,313)
Paid-in Capital, ending balance at Sep. 30, 2011		21,674			21,674
Cumulative Deficit, ending balance at Sep. 30, 2011				109,772	107,534
Ordinary Shares, ending value at Sep. 30, 2011	$ 7,500				$ 7,500
Ordinary Shares, ending amount at Sep. 30, 2011	7,500,000				7,500,000